PEAK TrENDS TRUST





Annual Report
December 31, 1999







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

Peak TrENDS Trust
Summary Information


Each of the Trust Enhanced Dividend Securities ("TrENDS") of the Peak TrENDS Trust represents the right to receive an annual distribution of $1.418, and will be exchanged on May 15, 2001 for between 0.8696 and 1.0 ordinary share, $0.01 par value per share ("Common Stock") of Peak International Limited (the "Company"). The annual distribution of $1.418 per TrENDS is payable quarterly on each February 15, May 15, August 15 and November 15, commencing August 15, 1998 and ending May 15, 2001. The TrENDS are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through May 15, 2001, and a forward purchase contract for Common Stock of the Company (the "Contract") with Luckygold 18A Limited, a company incorporated in the British Virgin Islands, which is a shareholder of the Company (the "Seller"). Mr. T. L. Li, the sole shareholder of the Seller has guaranteed the delivery of the shares of Common Stock covered by the Contract and the maintenance of collateral for the Seller's obligations under the Contract. The trustees of the Trust do not have the power to vary the investments held by the Trust.

The Trust's investment objective is to provide each holder of TrENDS with a quarterly distribution of $0.354 per TrENDS and, on May 15, 2001 (the "Exchange Date"), a number of shares of Common Stock per TrENDS computed as follows: (1) if the average daily closing or last sale price of the Common Stock in the Nasdaq National Market for the 20 trading days immediately preceding the Exchange Date (the "Reference Market Price") is less than $18.1125 but equal to or greater than $15.75, the holder will be entitled to receive a number of shares of Common Stock per TrENDS the value of which, when multiplied by the Reference Market Price, is equal to $15.75; (2) if the Reference Market Price per TrENDS on the Exchange Date is equal to or greater than $18.1125, the holder will be entitled to receive 0.8696 shares of Common Stock per TrENDS; and (3) if the Reference Market Price per TrENDS on the Exchange Date is less than $15.75, the holder will be entitled to receive 1.0 share of Common Stock per TrENDS. The exchange ratios are subject in each case to adjustment upon the occurrence of certain events. Holders will receive a cash adjustment in lieu of any fractional share of Common Stock distributable in respect of their aggregate holdings of TrENDS. Under the Contract, instead of delivering shares of Common Stock, the Seller may elect, not later than 20 trading days prior to the Exchange Date, to pay cash in an amount per TrENDS equal to the Reference Market Price multiplied by the number of shares of Common Stock determined under the above formula. If the Seller should make that election, holders of TrENDS will receive cash instead of shares of Common Stock on the Exchange Date.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            Page

INDEPENDENT AUDITORS' REPORT                                                 1

FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED
   DECEMBER 31, 1999:

   Statement of Net Assets                                                   2

   Schedule of Investments                                                   3

   Statement of Operations                                                   4

   Statements of Changes in Net Assets                                       5

   Notes to Financial Statements                                            6-8

   Financial Highlights                                                     9-10

DELOITTE &
  TOUCHE
----------           -----------------------------------------------------------
                     Deloitte & Touche LLP             Telephone: (212) 436-2000
                     Two World Financial Center        Facsimile: (212) 436-5000
                     New York, New York 10281-1414



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders,
PEAK TrENDS TRUST:

We have audited the accompanying statement of net assets, including the schedule of investments, of PEAK TrENDS TRUST as of December 31, 1999, the related statement of operations for the year ended December 31, 1999 and the statements of changes in net assets, and the financial highlights for the year then ended and the period from June 3, 1998 (commencement of operations) to December 31, 1998. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of PEAK TrENDS TRUST as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

March 8, 2000

---------------
DELOITTE TOUCHE
TOHMATSU
---------------

PEAK TrENDS TRUST

STATEMENT OF NET ASSETS
AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------


ASSETS

INVESTMENT, AT VALUE (amortized cost $71,014,841)
  (Notes 2, 4 and 8)                                                            $45,713,319
Cash                                                                                  7,900
                                                                                -----------

     Total assets                                                                45,721,219
                                                                                -----------

NET ASSETS                                                                      $45,721,219
                                                                                ===========


COMPOSITION OF NET ASSETS

TRUST ENHANCED DIVIDEND SECURITIES ("TrENDS") - No
  par value - 5,300,000 shares issued and outstanding  (Note 9)                 $70,135,118

NET UNREALIZED DEPRECIATION OF INVESTMENTS                                      (25,301,522)

UNDISTRIBUTED NET INVESTMENT INCOME                                                 887,623
                                                                                -----------

NET ASSETS                                                                      $45,721,219
                                                                                ===========

NET ASSET VALUE PER TrENDS                                                           $ 8.63
                                                                                ===========


See notes to financial statements.

PEAK TrENDS TRUST

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------


                                                                   Maturity            Market            Amortized
Securities Description                         Par Value             Date               Value               Cost
----------------------                         ---------             ----               -----               ----

UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips              $ 1,878,000           02/15/00         $ 1,866,168         $ 1,865,221
  United States Treasury Strips                1,878,000           05/15/00           1,840,628           1,840,458
  United States Treasury Strips                1,879,000           08/15/00           1,813,423           1,816,412
  United States Treasury Strips                1,878,000           11/15/00           1,783,537           1,790,979
  United States Treasury Strips                1,878,000           02/15/01           1,754,803           1,766,453
  United States Treasury Strips                1,878,000           05/15/01           1,727,760           1,742,856
                                             -----------                            -----------         -----------

                                             $11,269,000                             10,786,319          10,822,379
                                             ===========

FORWARD PURCHASE
  CONTRACT:
  Peak International Limited:
    Common Stock
    Forward Purchase Agreement                                     05/15/01          34,927,000          60,192,462
                                                                                    -----------         -----------

TOTAL                                                                               $45,713,319         $71,014,841
                                                                                    ===========         ===========


See notes to financial statements.

PEAK TrENDS TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                            $  770,053

EXPENSES:
  Administrative fees and expenses                                 $ 38,092
  Legal fees                                                          5,079
  Accounting fees                                                    20,315
  Printing and mailing expense                                       14,560
  Trustees' fees (Note 5)                                            12,189
  Other expense                                                       5,079
                                                                   --------

     Total fees and expenses                                         95,314

EXPENSE REIMBURSEMENT (Note 7)                                      (95,314)
                                                                   --------

  Total expenses - net                                                                 -
                                                                                ----------

  Net investment income                                                            770,053

  Net change in unrealized depreciation
  of investments                                                                 1,415,347
                                                                                ----------

  Net increase in net assets resulting from
  operations                                                                    $2,185,400
                                                                                ==========



See notes to financial statements.


PEAK TrENDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JUNE 3, 1998 (COMMENCEMENT
OF OPERATIONS) TO DECEMBER 31, 1998
--------------------------------------------------------------------------------------------------------------------

                                                                                       Year                Period
                                                                                      Ended                Ended
                                                                                   December 31,         December 31,
                                                                                       1999                 1998
                                                                                       ----                 ----

OPERATIONS:
  Net investment income                                                            $   770,053         $    601,132
  Unrealized depreciation of investments                                             1,415,347          (26,716,869)
                                                                                   -----------         ------------

     Net increase/(decrease) in net assets from operations                           2,185,400          (26,115,737)
                                                                                   -----------         ------------

DISTRIBUTIONS:
  Net investment income                                                               (423,520)             (60,042)
  Return of capital                                                                 (7,081,280)          (3,321,358)
                                                                                   -----------         ------------

     Net decrease in net assets from distributions                                  (7,504,800)          (3,381,400)
                                                                                   -----------         ------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 5,299,994 TrENDS                                        -              83,474,906
    Less selling commissions                                                              -              (2,504,250)
    Offering expenses                                                                     -                (433,000)
                                                                                   -----------         ------------

     Net increase in net assets from capital
      share transactions                                                                  -              80,537,656
                                                                                   -----------         ------------

TOTAL (DECREASE)/INCREASE IN NET ASSETS FOR THE PERIOD                              (5,319,400)          51,040,519

NET ASSETS, BEGINNING OF PERIOD                                                     51,040,619                  100
                                                                                   -----------         ------------

NET ASSETS, END OF PERIOD                                                          $45,721,219         $ 51,040,619
                                                                                   ===========         ============


See notes to financial statements.

PEAK TrENDS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Peak TrENDS Trust ("Trust") was established on March 24, 1998 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In June 1998, the Trust sold Trust Enhanced Dividend Securities ("TrENDS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for common stock of Peak International Limited ("PEAK"), a Bermuda corporation, from a shareholder of PEAK (the "Seller"). The stock is deliverable pursuant to the contract on May 15, 2001 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which arc in conformity with generally accepted accounting principles.

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis using the effective interest method. The forward purchase contract is valued at a bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     TrENDS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.418 per annum or $0.354 per quarter (except for the first distribution on August 15, 1998 which was $.284). Distributions are payable quarterly and commence on August 15, 1998.

4.   PURCHASES AND MATURITIES OF INVESTMENT

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1998 totaled $20,345,194 and $3,381,000, respectively. Maturities for the year ended December 31, 1999 totaled

     $7,513,000. There were no sales of such investments during either period. Purchase of the forward purchase contract during the period ended December 31, 1998 totaled $60,192,462.

5.   TRUSTEE FEES

     Each of the three Trustees were paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1999, the Trust had expensed $19,269 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1999 net unrealized depreciation of investments based on amortized cost for Federal income tax purposes, aggregated $25,301,522 which consists of gross unrealized appreciation of $1,117 and gross unrealized depreciation of $25,302,639. The amortized cost of investment securities for Federal income tax purposes was $71,014,841 at December 31, 1999.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the TrENDS and its ongoing operations is $734,500. Of this amount, $453,000 represents offering expenses ($433,000) and organizational expenses ($20,000) incurred by the Trust. The organizational expenses are being paid directly by the sponsor of the Trust and the offering expenses are being paid directly by the Seller. The remaining amount of $281,500 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

     Cash received by the Administrator from the sponsor of the Trust of $281,500 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1999, $182,414 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACT

     On June 3, 1998, the Trust entered into a forward purchase contract with the "Seller" and paid the Seller $60,192,462 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of PEAK common stock on May 15, 2001 (the "Exchange Date") so as to permit the holders of the TrENDS to exchange on the Exchange Date each of their TrENDS for between .8696 and 1.00 shares of PEAK common stock. See the Trust's original prospectus dated May 29, 1998 for the formula upon which such exchange will be determined.

     The forward purchase contract held by the Trust at December 31, 1999 is as follows:


                                            Exchange          Cost of          Contract          Unrealized
                                              Date            Contract           Value          Depreciation
                                              ----            --------           -----          ------------

Peak International Limited:
  Common Stock
  Forward Purchase Agreement                05/15/01        $ 60,192,462     $ 34,927,000       $ 25,265,462
                                                            ============     ============       ============



     The Seller's obligations under the forward purchase contract are collateralized by PEAK common stock which are being held in the custody of the Trust's custodian, The Bank of New York. At December 31, 1999, the custodian held 5,300,000 shares with an aggregate value of $54,325,000.

9.   CAPITAL SHARE TRANSACTIONS

     On May 21, 1998 one TrENDS was sold to the underwriters of the TrENDS for $100. As a result of a stock split effected immediately prior to the public offering of the TrENDS, this TrENDS was converted into 6 TrENDS. During the offering period, the Trust sold 5,299,994 TrENDS to the public and received net proceeds of $80,537,656 ($83,474,906 less sales commission of $2,504,250 and offering expenses of $433,000). As of December 31, 1999, there were 5,300,000 TrENDS issued and outstanding with an aggregate cost, net of sales commission and offering expenses, of $70,135,118.

                                     ******

PEAK TrENDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.


                                                                                                        June 3,
                                                                                                         1998
                                                                                    Year             (Commencement
                                                                                    Ended          of Operations) to
                                                                                 December 31,         December 31,
                                                                                    1999                 1998
                                                                                    ----                 ----

Per share operating performance for a TrENDS
outstanding throughout the period:
Investment income                                                               $   0.15             $   0.11
Expenses - prior to reimbursement                                                   0.00  *              0.00  *
Expenses - after reimbursement                                                      0.00                 0.00
                                                                                --------             --------

Investment income - net                                                             0.15                 0.11
Adjustments to capital (sales commissions)                                          0.00                (0.47)
Adjustments to capital (offering expenses)                                          0.00                (0.08)
Distribution of income                                                             (0.08)               (0.01)
Return of capital                                                                  (1.34)               (0.63)
Change in unrealized depreciation on investments                                    0.27                (5.04)
                                                                                --------             --------

Net decrease in net asset value                                                    (1.00)               (6.12)

Beginning net asset value                                                           9.63                15.75
                                                                                --------             --------

Ending net asset value                                                          $   8.63             $   9.63
                                                                                ========             ========

Ending market value                                                             $   8.63             $   9.63
                                                                                ========             ========


*Amount is less than $.01
                                                                                                     (Continued)

PEAK TrENDS TRUST

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                                                                    June 3,
                                                                                                     1998
                                                                         Year                    (Commencement
                                                                         Ended                 of Operations) to
                                                                     December 31,                 December 31,
                                                                         1999                         1998
                                                                         ----                         ----


Total investment return based on market value                            4.36 %                     (35.12)%

Ratios/Supplemental data

Ratio of expenses to average net assets:
  Before waiver                                                          0.21                         0.13      (1)
  After waiver                                                           0.00                         0.00      (1)
Ratio of net investments income to average net assets:
  Before waiver                                                          1.49                         1.28      (1)
  After waiver                                                           1.70                         1.41      (1)

Net assets, end of period (in thousands)                             $ 45,721                     $ 51,041

(1) Annualized












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